Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2019
Distribution Date:	10/15/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,556,894,100

OSFI Covered Bond Ratio(2)			2.53%
OSFI Covered Bond Ratio Limit			5.50%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
		for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at July 31, 2019.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2019
Distribution Date:	10/15/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2019
Distribution Date:	10/15/2019

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$25,556,894,100

A = Lesser of (i) LTV Adjusted Loan Balance and			33,117,614,584		A (i)	34,894,380,240
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	33,117,614,584
B = Principal Receipts up to Calculation Date not otherwise applied			22,414,572		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			353,214,337
Total: A + B + C + D + E - F			32,786,814,820

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			25,973,492,906

A = lesser of (i) Present Value of outstanding loan balance of			34,805,825,775
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			22,414,572
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			34,828,240,348

Intercompany Loan Balance

Guarantee Loan			27,704,219,572
Demand Loan			8,461,348,518
Total			36,165,568,090

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
September 30, 2019	N/A		N/A

Portfolio Flow of Funds

	9/30/2019		8/29/2019
Cash Inflows
Principal Receipts	490,028,325.02		527,765,104.43
Sale of Loans	670,641,647.78		359,259,811.41
Revenue Receipts	99,016,999.16		92,588,772.91
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(98,902,404.30)	(7)	(92,278,659.95)	(8)
Purchase of Loans	(164,101,964.39)		(306,483,917.73)
Intercompany Loan Repayment	(1,245,329,126.39)	(7)	(580,540,998.11)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(5,082.76)		(56,718.67)
Net Inflows/(Outflows)	(248,651,605.88)		253,394.29

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.1102%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on October 17th, 2019.

(8) This amount was paid out on September 17th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2019
Distribution Date:	10/15/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$ 35,894,822,534
Current Month Ending Balance (1)	$ 34,895,984,751
Number of Mortgage Loans in Pool	158,236
Average Loan Size	$220,531
Number of Primary Borrowers	137,516
Number of Properties	141,718

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	51.65%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.07%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.63%
Weighted Average Seasoning of Loans in the Portfolio	28.96	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.99%
Weighted Average Original Term of Loans in the Portfolio	55.26	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	26.30	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.17	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	158,139	99.94%	34,869,689,850	99.92%
30 to 59 Days Past Due	68	0.04%	19,561,015	0.06%
60 to 89 Days Past Due	29	0.02%	6,733,886	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	158,236	100.00%	34,895,984,751	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,735	11.84%	4,287,502,866	12.29%
British Columbia	23,506	14.86%	6,754,255,906	19.36%
Manitoba	2,997	1.89%	426,981,705	1.22%
New Brunswick	3,777	2.39%	367,890,020	1.05%
Newfoundland	3,985	2.52%	548,217,321	1.57%
Northwest Territories	51	0.03%	10,296,152	0.03%
Nova Scotia	5,754	3.64%	718,694,546	2.06%
Nunavut	-	0.00%	-	0.00%
Ontario	88,014	55.62%	19,454,827,979	55.75%
Prince Edward Island	785	0.50%	84,401,705	0.24%
Quebec	5,531	3.50%	1,293,879,723	3.71%
Saskatchewan	4,834	3.05%	899,569,674	2.58%
Yukon	267	0.17%	49,467,154	0.14%
Total	158,236	100.00%	34,895,984,751	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,621	1.66%	575,035,840	1.65%
599 or less	1,173	0.74%	245,590,364	0.70%
600 - 650	2,593	1.64%	570,762,775	1.64%
651 - 700	8,441	5.33%	1,904,820,955	5.46%
701 - 750	18,173	11.48%	4,232,337,776	12.13%
751 - 800	28,083	17.75%	6,556,314,336	18.79%
801 and Above	97,152	61.40%	20,811,122,706	59.64%
Total	158,236	100.00%	34,895,984,751	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2019
Distribution Date:	10/15/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	125,792	79.50%	26,054,216,350	74.66%
Variable	32,444	20.50%	8,841,768,400	25.34%
Total	158,236	100.00%	34,895,984,751	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	124,907	78.94%	25,168,253,882	72.12%
Non-STEP	33,329	21.06%	9,727,730,869	27.88%
Total	158,236	100.00%	34,895,984,751	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	11,483	7.26%	2,546,156,457	7.30%
Owner Occupied	146,753	92.74%	32,349,828,294	92.70%
Total	158,236	100.00%	34,895,984,751	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	21,031	13.29%	5,584,511,040	16.00%
2.5000 - 2.9999	72,380	45.74%	14,681,972,628	42.07%
3.0000 - 3.4999	36,985	23.37%	8,228,331,130	23.58%
3.5000 - 3.9999	26,927	17.02%	6,244,202,064	17.89%
4.0000 - 4.4999	452	0.29%	78,165,349	0.22%
4.5000 - 4.9999	235	0.15%	35,377,654	0.10%
5.0000 - 5.4999	20	0.01%	2,564,434	0.01%
5.5000 and Above	206	0.13%	40,860,452	0.12%
Total	158,236	100.00%	34,895,984,751	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	16,840	10.64%	1,299,000,380	3.72%
20.01-25.00	6,708	4.24%	924,467,648	2.65%
25.01-30.00	8,214	5.19%	1,358,550,362	3.89%
30.01-35.00	10,355	6.54%	1,969,996,439	5.65%
35.01-40.00	12,411	7.84%	2,675,209,005	7.67%
40.01-45.00	14,789	9.35%	3,367,156,196	9.65%
45.01-50.00	16,470	10.41%	4,002,632,172	11.47%
50.01-55.00	16,337	10.32%	4,165,599,537	11.94%
55.01-60.00	14,773	9.34%	3,893,486,612	11.16%
60.01-65.00	13,066	8.26%	3,472,441,813	9.95%
65.01-70.00	9,991	6.31%	2,686,873,528	7.70%
70.01-75.00	8,573	5.42%	2,400,372,459	6.88%
75.01-80.00	7,481	4.73%	2,027,782,393	5.81%
80.01-90.00	1,939	1.23%	558,340,248	1.60%
90.01-100.00	231	0.15%	79,618,052	0.23%
Over 100.00	58	0.04%	14,457,908	0.04%
Total	158,236	100.00%	34,895,984,751	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2019
Distribution Date:	10/15/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	29,534	18.66%	5,488,085,963	15.73%
12.00 - 23.99	47,444	29.98%	10,006,571,560	28.68%
24.00 - 35.99	47,126	29.78%	11,246,784,726	32.23%
36.00 - 41.99	10,068	6.36%	2,483,457,504	7.12%
42.00 - 47.99	14,603	9.23%	3,658,407,757	10.48%
48.00 - 53.99	4,681	2.96%	1,071,804,959	3.07%
54.00 - 59.99	3,594	2.27%	712,641,126	2.04%
60.00 - 65.99	1,035	0.65%	200,133,431	0.57%
66.00 - 71.99	33	0.02%	7,169,470	0.02%
72.00 and Above	118	0.07%	20,928,255	0.06%
Total	158,236	100.00%	34,895,984,751	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	40,462	25.57%	2,380,894,882	6.82%
100,000 - 149,999	24,156	15.27%	3,023,633,510	8.66%
150,000 - 199,999	23,640	14.94%	4,121,759,291	11.81%
200,000 - 249,999	19,206	12.14%	4,304,846,261	12.34%
250,000 - 299,999	14,336	9.06%	3,918,975,504	11.23%
300,000 - 349,999	9,811	6.20%	3,176,972,509	9.10%
350,000 - 399,999	6,989	4.42%	2,609,935,375	7.48%
400,000 - 449,999	4,879	3.08%	2,067,888,504	5.93%
450,000 - 499,999	3,730	2.36%	1,765,804,106	5.06%
500,000 - 549,999	2,682	1.69%	1,404,440,030	4.02%
550,000 - 599,999	2,087	1.32%	1,196,942,389	3.43%
600,000 - 649,999	1,531	0.97%	954,309,732	2.73%
650,000 - 699,999	1,121	0.71%	755,681,507	2.17%
700,000 - 749,999	814	0.51%	589,007,937	1.69%
750,000 - 799,999	614	0.39%	475,661,009	1.36%
800,000 - 849,999	503	0.32%	414,290,060	1.19%
850,000 - 899,999	401	0.25%	351,222,016	1.01%
900,000 - 949,999	298	0.19%	274,939,950	0.79%
950,000 - 999,999	228	0.14%	222,013,987	0.64%
1,000,000 or Greater	748	0.47%	886,766,191	2.54%
Total	158,236	100.00%	34,895,984,751	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	25,858	16.34%	5,290,170,336	15.16%
Single Family	127,619	80.65%	28,428,529,975	81.47%
Multi Family	4,169	2.63%	1,057,932,198	3.03%
Other	590	0.37%	119,352,242	0.34%
Total	158,236	100.00%	34,895,984,751	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2019
Distribution Date:	10/15/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	63,297,733	47,160,737	59,974,337	82,098,149	110,720,817	121,544,952	194,591,948	244,255,859	342,932,766	417,011,261	498,288,229	829,278,598	925,974,039	312,652,853	36,508,625	1,211,962	4,287,502,866	12.29%
Alberta	Current and Less Than 30 Days Past Due	63,297,733	47,160,737	59,974,337	82,098,149	110,720,817	121,544,952	194,009,200	244,255,859	341,815,806	417,011,261	497,059,025	828,505,306	925,720,842	312,357,122	36,508,625	1,211,962	4,283,251,733	99.90%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	-	146,107	-	184,126	-	983,428	283,691	253,197	295,731	-	-	2,146,280	0.05%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	436,642	-	932,834	-	245,776	489,602	-	-	-	-	2,104,853	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	314,953,987	207,328,611	308,347,638	438,094,559	643,241,980	753,948,354	885,842,280	790,265,676	755,344,221	641,978,958	419,427,316	283,481,605	171,704,943	124,869,692	10,240,869	5,185,215	6,754,255,906	19.36%
	Current and Less Than 30 Days Past Due	314,504,057	207,328,611	308,113,953	436,716,925	643,241,980	753,715,168	885,404,214	789,551,601	754,925,310	641,623,216	419,427,316	283,481,605	171,704,943	123,952,600	10,240,869	5,185,215	6,749,117,583	99.92%
British Columbia	30 to 59 Days Past Due	449,930	-	104,104	1,377,635	-	233,186	438,067	508,078	418,911	-	-	-	-	917,092	-	-	4,447,001	0.07%
British Columbia	60 to 89 Days Past Due	-	-	129,581	-	-	-	-	205,998	-	355,742	-	-	-	-	-	-	691,321	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,038,206	7,328,330	9,468,885	13,966,592	18,143,828	29,621,281	32,090,892	45,244,474	56,338,619	62,063,529	80,129,346	47,726,237	16,273,385	283,743	264,358	-	426,981,705	1.22%
Manitoba	Current and Less Than 30 Days Past Due	8,038,206	7,328,330	9,468,885	13,966,592	18,143,828	29,621,281	32,090,892	45,244,474	56,222,589	62,063,529	80,129,346	47,726,237	16,273,385	283,743	264,358	-	426,865,675	99.97%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	116,031	-	-	-	-	-	-	-	116,031	0.03%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,954,247	7,116,934	9,897,875	18,430,109	23,685,026	38,281,495	52,804,274	71,195,655	62,026,612	39,787,880	15,222,580	9,680,172	8,675,373	-	131,788	-	367,890,020	1.05%
New Brunswick	Current and Less Than 30 Days Past Due	10,954,247	7,116,934	9,897,875	18,430,109	23,685,026	38,203,310	52,701,502	71,195,655	62,026,612	39,787,880	15,222,580	9,680,172	8,675,373	-	131,788	-	367,709,063	99.95%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	78,185	-	-	-	-	-	-	-	-	-	-	78,185	0.02%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	102,772	-	-	-	-	-	-	-	-	-	102,772	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,210,970	4,268,765	5,886,622	8,649,889	13,057,926	17,586,207	25,068,766	33,814,702	40,049,407	58,619,696	68,823,689	127,675,899	134,350,832	3,532,176	621,775	-	548,217,321	1.57%
Newfoundland	Current and Less Than 30 Days Past Due	6,210,970	4,268,765	5,886,622	8,649,889	13,057,926	17,586,207	25,068,766	33,814,702	40,049,407	58,503,606	68,385,867	127,589,023	134,126,003	3,532,176	621,775	-	547,351,703	99.84%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	162,333	-	-	-	-	-	162,333	0.03%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	116,090	275,489	86,876	224,829	-	-	-	703,284	0.13%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	466,548	101,299	485,823	100,222	1,020,727	1,412,580	1,433,277	1,220,996	1,980,488	1,621,759	-	233,042	219,390	-	-	-	10,296,152	0.03%
North West Territories	Current and Less Than 30 Days Past Due	466,548	101,299	485,823	100,222	1,020,727	1,412,580	1,433,277	1,220,996	1,980,488	1,621,759	-	233,042	219,390	-	-	-	10,296,152	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,818,161	11,951,236	16,425,020	22,205,830	33,744,812	53,954,076	61,550,303	103,440,039	95,750,286	130,662,457	113,203,044	42,314,759	16,674,525	-	-	-	718,694,546	2.06%
Nova Scotia	Current and Less Than 30 Days Past Due	16,818,161	11,951,236	16,425,020	22,205,830	33,692,989	53,954,076	61,550,303	103,440,039	95,399,627	130,521,968	113,063,211	42,314,759	16,674,525	-	-	-	718,011,743	99.90%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	51,823	-	-	-	114,162	140,489	139,833	-	-	-	-	-	446,306	0.06%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	236,497	-	-	-	-	-	-	-	236,497	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	844,360,558	608,746,282	900,735,670	1,309,850,407	1,715,834,534	2,199,330,273	2,529,697,408	2,516,915,936	2,190,454,559	1,804,946,601	1,226,019,731	923,027,214	528,754,961	116,663,047	31,430,066	8,060,731	19,454,827,979	55.75%
Ontario	Current and Less Than 30 Days Past Due	843,996,334	608,503,090	900,657,138	1,309,290,681	1,713,892,988	2,198,544,654	2,529,154,840	2,514,862,116	2,188,343,701	1,804,703,381	1,224,260,332	920,878,711	528,382,288	116,663,047	31,430,066	8,060,731	19,441,624,097	99.93%
Ontario	30 to 59 Days Past Due	53,043	195,885	78,532	559,726	1,627,776	785,619	542,568	395,981	2,110,858	243,221	1,584,817	1,963,240	372,673	-	-	-	10,513,940	0.05%
Ontario	60 to 89 Days Past Due	311,182	47,308	-	-	313,769	-	-	1,657,839	-	-	174,581	185,263	-	-	-	-	2,689,942	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,619,714	2,064,648	1,759,015	3,578,273	6,704,550	9,405,099	13,544,150	17,770,925	9,526,546	8,230,938	4,449,313	2,069,734	2,678,801	-	-	-	84,401,705	0.24%
Prince Edward Island	Current and Less Than 30 Days Past Due	2,619,714	2,064,648	1,759,015	3,519,188	6,704,550	9,405,099	13,544,150	17,715,327	9,526,546	8,230,938	4,449,313	2,069,734	2,678,801	-	-	-	84,287,022	99.86%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	55,598	-	-	-	-	-	-	-	-	55,598	0.07%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	59,085	-	-	-	-	-	-	-	-	-	-	-	-	59,085	0.07%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	10,870,994	12,561,176	23,089,774	39,478,079	58,623,755	75,338,458	101,369,300	140,011,758	168,990,235	200,590,138	183,063,323	89,781,321	189,440,128	250,716	420,570	-	1,293,879,723	3.71%
Quebec	Current and Less Than 30 Days Past Due	10,870,994	12,561,176	23,089,774	39,478,079	58,073,555	75,338,458	101,369,300	140,011,758	168,795,732	200,590,138	183,063,323	89,781,321	189,440,128	250,716	420,570	-	1,293,135,019	99.94%
Quebec	30 to 59 Days Past Due	-	-	-	-	550,200	-	-	-	194,503	-	-	-	-	-	-	-	744,703	0.06%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,579,812	14,582,133	20,369,280	30,609,306	47,225,283	62,193,735	97,678,784	195,763,239	164,407,139	101,769,537	72,401,884	43,760,398	30,141,123	88,021	-	-	899,569,674	2.58%
Saskatchewan	Current and Less Than 30 Days Past Due	18,579,812	14,548,728	20,369,280	30,609,306	47,225,283	62,193,735	97,678,784	195,763,239	164,130,350	101,229,095	72,255,752	43,760,398	30,141,123	88,021	-	-	898,572,906	99.89%
Saskatchewan	30 to 59 Days Past Due	-	33,405	-	-	-	-	-	-	276,790	540,442	-	-	-	-	-	-	850,636	0.09%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	146,132	-	-	-	-	-	146,132	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,829,450	1,257,497	2,110,424	2,935,022	3,205,766	4,539,686	6,960,791	5,700,280	5,685,733	5,159,060	5,845,074	1,343,479	2,894,893	-	-	-	49,467,154	0.14%
Yukon	Current and Less Than 30 Days Past Due	1,829,450	1,257,497	2,110,424	2,935,022	3,205,766	4,539,686	6,960,791	5,700,280	5,685,733	5,159,060	5,845,074	1,343,479	2,894,893	-	-	-	49,467,154	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,299,000,380	924,467,648	1,358,550,362	1,969,996,439	2,675,209,005	3,367,156,196	4,002,632,172	4,165,599,537	3,893,486,612	3,472,441,813	2,686,873,528	2,400,372,459	2,027,782,393	558,340,248	79,618,052	14,457,908	34,895,984,751	100.00%
	Current and Less Than 30 Days Past Due	1,298,186,225	924,191,051	1,358,238,145	1,967,999,993	2,672,665,436	3,366,059,206	4,000,966,017	4,162,776,044	3,888,901,900	3,471,045,829	2,683,161,139	2,397,363,787	2,026,931,693	557,127,425	79,618,052	14,457,908	34,869,689,850	99.92%
	30 to 59 Days Past Due	502,973	229,290	182,635	1,937,361	2,229,799	1,096,991	1,126,742	959,657	3,415,381	924,152	2,870,412	2,246,931	625,870	1,212,822	-	-	19,561,015	0.06%
	60 to 89 Days Past Due	311,182	47,308	129,581	59,085	313,769	-	539,413	1,863,837	1,169,331	471,832	841,977	761,741	224,829	-	-	-	6,733,886	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	9/30/2019
Distribution Date:	10/15/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	18,620,091	15,265,883	24,657,476	32,174,917	34,356,578	39,621,867	39,400,435	43,061,682	45,297,785	58,369,426	45,565,359	48,242,829	122,813,701	6,678,842	317,509	591,460	575,035,840	1.65%
<=599	4,049,013	4,310,013	6,161,398	12,707,708	20,500,881	17,453,764	28,975,556	30,411,721	27,620,452	26,996,317	19,593,961	20,009,604	20,394,199	5,514,191	891,585	-	245,590,364	0.70%
600-650	10,382,699	9,642,310	12,409,384	23,421,121	35,219,575	46,306,339	63,263,879	76,129,619	68,791,001	57,824,463	58,790,446	47,566,541	46,820,411	11,013,434	3,181,553	-	570,762,775	1.64%
651-700	35,567,085	25,241,302	49,361,370	81,012,653	135,729,569	157,127,764	203,590,372	234,775,260	224,671,929	210,661,388	189,463,338	163,216,752	151,976,123	34,897,477	5,163,549	2,365,026	1,904,820,955	5.46%
701-750	92,903,458	83,307,908	120,887,878	194,209,795	251,378,909	378,280,172	465,466,833	505,749,354	484,767,796	464,775,559	384,714,948	372,309,120	335,710,176	80,421,401	14,860,538	2,593,933	4,232,337,776	12.13%
751-800	175,717,141	135,204,978	211,977,333	313,261,693	448,175,068	602,214,825	726,673,314	786,314,239	760,480,772	705,641,299	581,656,097	535,366,860	427,955,886	119,962,216	19,826,486	5,886,130	6,556,314,336	18.79%
>800	961,760,894	651,495,256	933,095,523	1,313,208,551	1,749,848,426	2,126,151,465	2,475,261,783	2,489,157,663	2,281,856,877	1,948,173,361	1,407,089,380	1,213,660,753	922,111,897	299,852,687	35,376,832	3,021,359	20,811,122,706	59.64%
Total	1,299,000,380	924,467,648	1,358,550,362	1,969,996,439	2,675,209,005	3,367,156,196	4,002,632,172	4,165,599,537	3,893,486,612	3,472,441,813	2,686,873,528	2,400,372,459	2,027,782,393	558,340,248	79,618,052	14,457,908	34,895,984,751	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.